Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total to CEO ($)(1)	Compensation Actually Paid to CEO ($)(6)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(6)	Value of Initial Fixed $100 Investment Based On		Net Income ($, thousands)(4)	Adjusted Non-GAAP Net Income ($, thousands)(3)(4)
					Company TSR ($)	Peer Group(2) TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	1,473,825	(16,696,645)	2,234,411	1,110,152	97.10	80.69	63,757	312,585
2021	16,469,111	35,814,433	2,458,189	1,901,309	136.09	153.90	496,714	413,128
2020	2,256,423	5,364,042	2,513,595	2,616,551	104.25	162.21	150,668	381,885

Company Selected Measure Name	Adjusted Non-GAAP Net Income
Named Executive Officers, Footnote [Text Block]	The chief executive officer (CEO) and non-CEO named executive officers (NEOs) reflected in the above table reflect the following:

Year	CEO	Non-CEO NEOs
2022	Vivek Shah	Steve Dunn, Bret Richter, Jeremy Rossen
2021	Vivek Shah	Steve Dunn, Jeremy Rossen, Scott Turicchi
2020	Vivek Shah	Steve Dunn, Jeremy Rossen, Scott Turicchi

Peer Group Issuers, Footnote [Text Block]	Peer Group TSR reflects the Company’s peer group (Nasdaq Internet Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.
Adjustment To PEO Compensation, Footnote [Text Block]	CAP is calculated as follows:

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2022		2021		2020
		CEO ($)	Average Non-CEO NEOs ($)	CEO ($)	Average Non-CEO NEOs ($)	CEO ($)	Average Non-CEO NEOs ($)
Summary Compensation Table Total		1,473,825	2,234,411	16,469,111	2,458,189	2,256,423	2,513,595
- Stock and Option Awards (a)		—	1,564,788	13,514,102	1,570,822	—	1,405,520
Equity Award Adjustments (b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	—	1,001,372	16,120,692	743,802	—	1,581,858
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(17,470,107)	(162,552)	8,121,417	69,704	3,145,554	157,197
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(700,363)	(67,881)	7,771,537	1,433,407	(37,935)	(230,579)
	- Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY	—	330,410	—	1,236,915	—	—
	+ Awards Granted and Vested in Current Year, Valued as of Vest Date	—	—	845,778	3,944	—	—
	+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—	—
Compensation Actually Paid		(16,696,645)	1,110,152	35,814,433	1,901,309	5,364,042	2,616,551

Non-PEO NEO Average Total Compensation Amount	$ 2,234,411	$ 2,458,189	$ 2,513,595
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,110,152	1,901,309	2,616,551
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP is calculated as follows:

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2022		2021		2020
		CEO ($)	Average Non-CEO NEOs ($)	CEO ($)	Average Non-CEO NEOs ($)	CEO ($)	Average Non-CEO NEOs ($)
Summary Compensation Table Total		1,473,825	2,234,411	16,469,111	2,458,189	2,256,423	2,513,595
- Stock and Option Awards (a)		—	1,564,788	13,514,102	1,570,822	—	1,405,520
Equity Award Adjustments (b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	—	1,001,372	16,120,692	743,802	—	1,581,858
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(17,470,107)	(162,552)	8,121,417	69,704	3,145,554	157,197
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(700,363)	(67,881)	7,771,537	1,433,407	(37,935)	(230,579)
	- Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY	—	330,410	—	1,236,915	—	—
	+ Awards Granted and Vested in Current Year, Valued as of Vest Date	—	—	845,778	3,944	—	—
	+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—	—
Compensation Actually Paid		(16,696,645)	1,110,152	35,814,433	1,901,309	5,364,042	2,616,551

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine FY2022 CAP
The items listed below represent the most important metrics we used to determine “Compensation Actually Paid” for the Fiscal Year ended 2022. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Adjusted non-GAAP net income
Performance stock unit (PSU) stock price targets

The most important performance measures that impact our CEO’s and NEOs’ compensation are (1) adjusted non-GAAP net income, and (2) PSU stock price targets. Adjusted non-GAAP net income is calculated by taking Ziff Davis’ consolidated GAAP net income, adding back any non-cash compensation expense, non-recurring one-time charges, depreciation and amortization, and certain other non-GAAP adjustments, all items net of tax. PSUs granted to our CEO and NEOs require Ziff Davis common stock to remain at or above set stock price targets for at least 20 trading days in any 30 consecutive trading day period before restrictions on the PSUs lapse.

Total Shareholder Return Amount	$ 97.10	136.09	104.25
Peer Group Total Shareholder Return Amount	80.69	153.90	162.21
Net Income (Loss)	$ 63,757,000	$ 496,714,000	$ 150,668,000
Company Selected Measure Amount	312,585,000	413,128,000	381,885,000
PEO Name	Vivek Shah	Vivek Shah	Vivek Shah
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted non-GAAP net income
Non-GAAP Measure Description [Text Block]	(3) Adjusted Non-GAAP Net Income is calculated by taking Ziff Davis’ consolidated GAAP net income, adding back any non-cash compensation expense, non-recurring one-time charges, depreciation and amortization, and certain other non-GAAP adjustments, all items net of tax.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Performance stock unit (PSU) stock price targets
ZD Vivek Shah [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,473,825	$ 16,469,111	$ 2,256,423
PEO Actually Paid Compensation Amount	(16,696,645)	35,814,433	5,364,042
PEO [Member] | ZD Vivek Shah [Member] | ZD Grant Date Fair Value Of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	13,514,102	0
PEO [Member] | ZD Vivek Shah [Member] | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	16,120,692	0
PEO [Member] | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,470,107)	8,121,417	3,145,554
PEO [Member] | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(700,363)	7,771,537	(37,935)
PEO [Member] | ZD Vivek Shah [Member] | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | ZD Vivek Shah [Member] | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	845,778	0
PEO [Member] | ZD Vivek Shah [Member] | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | ZD Grant Date Fair Value Of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,564,788	1,570,822	1,405,520
Non-PEO NEO [Member] | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,001,372	743,802	1,581,858
Non-PEO NEO [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(162,552)	69,704	157,197
Non-PEO NEO [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,881)	1,433,407	(230,579)
Non-PEO NEO [Member] | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	330,410	1,236,915	0
Non-PEO NEO [Member] | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,944	0
Non-PEO NEO [Member] | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0